Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2025
Commitments and contingencies [Abstract]
Schedule of undrawn commitment	The undrawn
commitments on these credit lines were as follows:

	As of March 31,
(In millions)	2024	2025
Total amount of commitment line borrowing	¥6,200	¥8,900
Balance of executed borrowed commitment line	—	751
Balance of unexecuted commitment line	¥6,200	¥8,149